RELATED PARTY TRANSACTIONS	6 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 — RELATED PARTY TRANSACTIONS

(a)	Due to related parties

	Related party relationship	March 31, 2022	September 30, 2021
		(Unaudited)
Wenhu Guo	Senior Management of the Company	$1,987	$3,376
Yongwei Hu	Chief Executive Officer and Controlling shareholder of the Company	132,597	-
Jing Liu	Wife of the controlling shareholder	-	35,615
Sheying Wang	Senior Management of the Company	3,468	3,407
Yuantao Wang	49% shareholder of Tianjin YHX	134,890	202,706
Total due to related parties		$272,942	$245,104

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 11 — RELATED PARTY TRANSACTIONS (continued)

As of March 31, 2022 and September 30, 2021, the balance of due to related parties was comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

(b) Loan guarantee provided by related parties

In connection with the Company’s short-term and long-term loans borrowed from PRC banks and other financial institutions, the Company’s controlling shareholder, Mr. Yongwei Hu pledged his proportionate ownership interest in Xi’an App-chem, and his personal bank savings as collateral to safeguard the Company’s borrowings from the banks and financial institutions. Mr. Yongwei Hu and his wife Ms. Jing Liu also jointly pledged their personal residence property to guarantee the Company’s certain loans (see Note 10).